Significant Event During the Reporting Period	6 Months Ended
Dec. 31, 2023
Significant Event During the Reporting Period [Abstract]
SIGNIFICANT EVENT DURING THE REPORTING PERIOD
26.	SIGNIFICANT EVENT DURING THE REPORTING PERIOD

On 5 February 2024, ARB Berhad announced that the Distribution-In-Specie of 17,496,142 ordinary shares in ARB IOT Group Limited, representing approximately 66.18% equity interest held by ARB Berhad in the Company has been distributed to the Entitled Shareholders, on the basis of 14 Distributable Shares for every 1,000 ordinary shares in ARB Berhad held by the Entitled Shareholders of ARB Berhad whose name appear in the record of depositors of ARB Berhad Shares as of 22 January 2024.

Subsequent to the completion of Distribution-In-Specie, the Group had ceased to be subsidiaries of ARB Berhad under Malaysia law because ARB Berhad holds 7,503,858 ordinary shares in the Company, or approximately 28.38% of the Company following the Distribution-In-Specie.